RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Brookfield Renewable’s related party transactions are recorded at the exchange amount. Brookfield Renewable`s related party transactions are primarily with Brookfield Asset Management.
Brookfield Asset Management has provided a $400 million committed unsecured revolving credit facility maturing in December 2022 and the draws bear interest at LIBOR plus 1.8%. During the current period, there were no draws on the committed unsecured revolving credit facility provided by Brookfield Asset Management. Brookfield Asset Management may from time to time place funds on deposit with Brookfield Renewable which are repayable on demand including any interest accrued. There were nil funds placed on deposit with Brookfield Renewable as at June 30, 2022 (December 31, 2021: nil). The interest expense on the Brookfield Asset Management revolving credit facility and deposit for the three and six months ended June 30, 2022 totaled less than $1 million (2021: nil and $1 million, respectively).
From time to time, Brookfield Asset Management Reinsurance Partners L.P. (“Brookfield Reinsurance”), an associate of Brookfield Renewable, may take part in financings of Brookfield Renewable, alongside other market participants. Such financings are non-recourse to Brookfield Renewable and are recorded within Non-recourse borrowings on the consolidated statements of financial position. As at June 30, 2022, $95 million of non-recourse borrowings is due to Brookfield Reinsurance (2021: $51 million).
Brookfield Reinsurance may also participate in equity offerings of Brookfield Renewable, alongside other market participants. Such subscriptions are recorded within equity on the consolidated statements of financial position. As at June 30, 2022, Brookfield Reinsurance has subscribed to $15 million of Brookfield Renewable’s Preferred LP Unit offering (2021: nil).
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2022	2021	2022	2021
Revenues
Power purchase and revenue agreements	$9	$22	$22	$83
Direct operating costs
Energy purchases	$—	$(2)	$—	$(4)
Energy marketing fee & other services	(1)	(1)	(4)	(3)
Insurance services(1)	—	(6)	—	(13)
	$(1)	$(9)	$(4)	$(20)
Interest expense
Borrowings	$—	$—	$—	$(1)
Contract balance accretion	(6)	(4)	$(12)	$(9)
	$(6)	$(4)	$(12)	$(10)
Other related party services	$(1)	$(1)	$(2)	$(2)
Management service costs	$(65)	$(72)	$(141)	$(153)
(1)Prior to November 2021, insurance services were paid to external insurance service providers through subsidiaries of Brookfield Asset Management. The fees paid to the subsidiaries of Brookfield Asset Management in 2022 were nil. As of November 2021, Brookfield, through a regulated subsidiary, began providing reinsurance coverage to third-party commercial insurers for the benefits of certain Brookfield Renewable entities in North America. The premiums and claims paid are not included in the table above.